Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Components of Accrued expenses
Accrued salaries	$ 306,055	$ 564,458
Interest payable	364,567	236,229
Claims payable		15,334
Other accrued expenses	237,106	190,793
Total accrued expenses	$ 907,728	$ 1,006,814